NOTES RECEIVABLE (10K)	12 Months Ended
Dec. 31, 2014
NOTES RECEIVABLE [Abstract]
NOTES RECEIVABLE
NOTE 5.	NOTES RECEIVABLE

On June 27, 2012, we entered into a Securities Purchase Agreement related to our issuance of a $2,210,000 Secured Convertible Note (the “June 2012 Note”), with Inter-Mountain Capital Corp., a Delaware corporation (“Inter-Mountain”).  As part of the June 2012 Note transaction, we received $1,500,000 in the form of six promissory notes in favor of the Company, each in the principal amount of $250,000 (the “Investor Notes”) and each of which became due as the outstanding balance under the June 2012 Note was reduced to certain levels.  On October 5, 2012, we and Inter-Mountain entered into a First Amendment to Buyer Trust Deed Note #1 (the “Trust Deed Note Amendment”) for the purpose of revising certain terms and conditions contained in the Buyer Trust Deed Note #1, to include receiving payments of $100,000, $100,000, and $50,000 on October 5, 2012, November 30, 2012, and December 31, 2012, respectively, and any interest thereon.  As of December 31, 2013, we had $777,710 in notes receivable which was comprised of $687,500 for three Investor Notes and $90,210 for accrued interest thereon.

On January 22, 2014, we provided notice to Inter-Mountain of our election to exercise our rights under the June 2012 Note and to offset amounts we owed to Inter-Mountain against amounts it owed to us under the three Investor Notes of $687,500 and accrued interest thereon of $94,456.  As a result of the deduction and offset, the amounts owed to us under the June 2012 Note was reduced to zero.